Fair Value Measurements (Additional Information) (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt fair value	$ 2,246,380